[Logo - American Funds/(R)/]                   The right choice for the long term/(R)/

The Tax-Exempt Fund of Virginia/(R)/
(The American Funds Tax-Exempt Series I)


CLASS    TICKER   B......  TEVBX    F-1....  TEVFX
A......  TFVAX    C......  TEVCX    F-2....  TEFFX


SUMMARY
PROSPECTUS

October 1, 2009

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S PROSPECTUS AND STATEMENT
OF ADDITIONAL INFORMATION, WHICH CONTAIN MORE INFORMATION ABOUT THE FUND AND
ITS RISKS. YOU CAN FIND THE FUND'S PROSPECTUS, STATEMENT OF ADDITIONAL
INFORMATION AND OTHER INFORMATION ABOUT THE FUND ONLINE AT
WWW.AMERICANFUNDS.COM/PROSPECTUS. YOU CAN ALSO GET THIS INFORMATION AT NO COST
BY CALLING 800/421-0180 OR BY SENDING AN E-MAIL REQUEST TO
PROSPECTUS@AMERICANFUNDS.COM. THE CURRENT PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION, DATED OCTOBER 1, 2009, ARE INCORPORATED BY REFERENCE
INTO THIS SUMMARY PROSPECTUS.


Investment objectives

The fund's primary investment objective is to provide you with a high level of current income exempt from regular federal and Virginia state income taxes. Its secondary objective is preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American
Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 33 of the prospectus and on page 49 of the fund's statement of additional information.


SHAREHOLDER FEES
(fees paid from your investment)
                                                        SHARE CLASSES
                                                -------------------------------
                                                                      F-1 AND
                                                  A      B      C       F-2
-------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on         3.75%   none   none     none
 purchases (as a percentage of offering price)
-------------------------------------------------------------------------------
 Maximum deferred sales charge (load)                  5.00%  1.00%     none
 (as a percentage of the amount redeemed)        none
-------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on          none   none   none     none
 reinvested dividends
-------------------------------------------------------------------------------
 Redemption or exchange fees                     none   none   none     none



 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------SHARE CLASSES-----------------
                                     A        B        C       F-1       F-2
-------------------------------------------------------------------------------
 Management fees                   0.36%    0.36%    0.36%    0.36%     0.36%
-------------------------------------------------------------------------------
 Distribution and/or service       0.25     1.00     1.00     0.25      none
 (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses                    0.07     0.07     0.11     0.15      0.15
-------------------------------------------------------------------------------
 Total annual fund operating       0.68     1.43     1.47     0.76      0.51
 expenses


The Tax-Exempt Fund of Virginia / Summary prospectus


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
 A                                $442    $584     $739      $1,190
---------------------------------------------------------------------
 B                                 646     852      982       1,509
---------------------------------------------------------------------
 C                                 250     465      803       1,757
---------------------------------------------------------------------
 F-1                                78     243      422         942
---------------------------------------------------------------------
 F-2                                52     164      285         640
---------------------------------------------------------------------


For the share classes listed below, you would pay the following if you did not redeem your shares:


 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
 B                                $146    $452     $782      $1,509
---------------------------------------------------------------------
 C                                 150     465      803       1,757
---------------------------------------------------------------------


PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 10%
of the average value of its portfolio.

                           The Tax-Exempt Fund of Virginia / Summary prospectus

Principal investment strategies

The fund seeks to achieve its objectives under normal circumstances by investing
80% of its assets in, or deriving at least 80% of its income from, municipal bonds and, to a lesser extent, in lower quality debt securities issued by municipalities in Virginia and in municipal securities that are issued by jurisdictions outside the state, provided such securities are exempt from federal and Virginia taxation. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. The fund may also invest up to 20% of its assets in securities that may subject you to federal alternative minimum taxes. The fund is intended primarily for taxable residents of Virginia.

The fund will invest primarily in investment-grade debt securities rated Baa3 or
BBB- or better by Moody's Investors Service or Standard & Poor's Corporation (or
unrated but determined to be of equivalent quality). The fund may also invest in lower quality, lower rated debt securities rated Ba1 and BB+ or below (or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as "junk bonds."

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Because the fund invests in securities of issuers in the state of Virginia, the fund is more susceptible to factors adversely affecting issuers of the state's securities than a comparable municipal bond mutual fund that does not concentrate in a single state. Virginia is affected by changes in levels of federal funding and financial support of certain industries, as well as by federal spending cutbacks due to the large number of residents who are employed by the federal government. In addition, the state is dependent on certain economic sectors. Virginia's economy is largely dependent on the government sector, manufacturing, the service trade and financial services. To the extent there are changes to any of these sectors, the fund may be adversely impacted.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

The Tax-Exempt Fund of Virginia / Summary prospectus


Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.
Additionally, longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.
Also, debt securities of certain sectors may from time to time have special risks. For example, the health care sector can be affected by federal and state regulation.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Investment results

The bar chart below shows how the fund's investment results have varied from year to year, and the table on page 5 shows how the fund's average annual total returns for various periods compare with a broad measure of market performance.
This information provides some indication of the risks of investing in the fund.
Past results (before and after taxes) are not predictive of future results.
Updated information on the fund's results can be obtained by visiting
americanfunds.com.

[begin bar chart]
1999     -2.53
2000     10.05
2001      4.52
2002      8.92
2003      4.18
2004      3.04
2005      2.31
2006      3.99
2007      1.80
2008     -3.78
[end bar chart]

Highest/Lowest quarterly results during this time period were:


HIGHEST            4.34%  (quarter ended September 30, 2002)
LOWEST            -3.00%  (quarter ended September 30, 2008)


The fund's total return for the six months ended June 30, 2009, was 6.60%.

                           The Tax-Exempt Fund of Virginia / Summary prospectus


 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITH MAXIMUM SALES CHARGE):
 SHARE CLASS                    INCEPTION DATE      1 YEAR  5 YEARS   10 YEARS
-------------------------------------------------------------------------------
 A - Before taxes                  8/14/86          -7.38%   0.66%     2.77%
   - After taxes on distributions                   -7.38    0.66      2.77
   - After taxes on distributions and sale of fund  -3.50    1.12      2.95
     shares



 SHARE CLASS (before taxes)   INCEPTION DATE  1 YEAR   5 YEARS
---------------------------------------------------------------
 B                               3/15/00      -9.12%    0.34%
---------------------------------------------------------------
 C                               4/18/01      -5.46     0.61
---------------------------------------------------------------
 F-1                             4/04/01      -3.85     1.34



 INDEXES/*/ (before taxes)                1 YEAR      5 YEARS       10 YEARS
-------------------------------------------------------------------------------
 Barclays Capital Municipal Virginia       0.30%       3.08%         4.35%
  Index
 Barclays Capital Municipal Bond Index    -2.47        2.71          4.26
 Lipper Virginia Municipal Debt Funds     -9.77        1.16          2.87
  Average
Class A annualized 30-day yield at July 31, 2009: 2.99%
(For current yield information, please call American FundsLine/(R)/ at 800/325-3590.)


*  The Barclays Capital Municipal Virginia Index and the Barclays Capital
   Municipal Bond Index (formerly the Lehman Brothers Municipal Bond Index)
   reflect certain market sectors in which the fund primarily invests. The fund has selected the Barclays Capital Municipal Virginia Index to replace the
   Barclays Capital Municipal Bond Index as its broad-based securities market index. The fund's investment adviser believes that the Barclays Capital
   Municipal Virginia Index better reflects the market sectors and securities in which the fund primarily invests than the Barclays Capital Municipal Bond
   Index. The Lipper Virginia Municipal Debt Funds Average includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. See the fund's prospectus for more information on the indexes listed above.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

The Tax-Exempt Fund of Virginia / Summary prospectus


Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:


 PORTFOLIO COUNSELOR/      PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if                EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                  IN THIS FUND       (or one of its divisions)
-------------------------------------------------------------------------------
 BRENDA S. ELLERIN              16 years         Senior Vice President - Fixed
                                                 Income, Capital Research and
                                                 Management Company
-------------------------------------------------------------------------------
 EDWARD B. NAHMIAS               6 years         Senior Vice President - Fixed
                                                 Income, Capital Research
                                                 Company
-------------------------------------------------------------------------------


Purchase and sale of fund shares


 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
--------------------------------------------------------
 To establish an account                         $1,000
 To add to an account                                50
--------------------------------------------------------


You may sell (redeem) shares through your dealer or financial adviser by writing to American Funds Service Company at P.O. Box 6007, Indianapolis, IN 46206-6007;
telephoning (800/421-0180); or faxing (317/735-6636) American Funds Service
Company or accessing our website (americanfunds.com).

                           The Tax-Exempt Fund of Virginia / Summary prospectus

Tax information

Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. Moreover, interest on certain bonds may be subject to the federal alternative minimum tax. The fund's distributions of net long-term capital gains are taxable as long-term capital gains.

It is anticipated that federally exempt-interest dividends paid by the fund and derived from interest on bonds exempt from Virginia income tax will also be exempt from Virginia state and local income taxes. To the extent the fund's dividends are derived from interest on debt obligations not exempt from Virginia income tax, such dividends will be subject to Virginia state and local income taxes. Moreover, any federally taxable dividends and capital gain distributions may also be subject to state and local taxes.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

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
                                                                                       Investment Company File No. 811-4653
                                                                                 MFGEIP-925-1009P Litho in USA CGD/RRD/8019
----------------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds     Capital Research and Management    Capital International     Capital Guardian     Capital Bank and Trust
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